Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 3:- LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2023 and 2027. Some leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain. Lease payments included in the measurement of the lease liability are comprised of the following: the fixed non-cancelable lease payments, payments for optional renewal periods, where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases as of June 30, 2023:

Weighted average remaining lease term (years)	3.26
Weighted average discount rates	9.16%

For the six months ended June 30, 2023, the total operating lease cost and cash payments for operating leases were as follows:

Operating lease cost	$582
Cash payments for operating leases	$524

Minimum lease payments over the remaining lease periods as of June 30, 2023, are as follows:

The remainder of 2023	$479
2024	403
2025	358
2026	349
2027	177

Total undiscounted lease payments	1,766
Less - imputed interest	(195)

Present value of lease liabilities	$1,571